Earnings(Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings(Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share
	Six months ended June 30, 2024
	Amount after tax	Weighted average number of ordinary shares outstanding (Note)	Earnings per share
Basic earnings per share
Profit attributable to the parent	$1,611,588	9,330,948	$0.17
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares
-Employees’ equity compensation	-	107,710
-Warrants	-	969,822
-Share-based payment	-	5,390
Profit attributable to ordinary shareholders of the parent plus assumed conversion of all dilutive potential ordinary shares	$1,611,568	10,413,870	$0.15
	Six months ended June 30, 2023
	Amount after tax	Weighted average number of ordinary shares outstanding (Note 1)	Loss per share
Basic/diluted loss per share
Basic/diluted loss per share
Loss attributable to the parent (Note 2)	$(7,269,758)	$6,874,742	$(1.06)
Note 1:	On the Closing Date, pursuant to the business combination agreement, the Company effected in the form of capital recapitalization and issued 65,000,000 ordinary shares in total (the conversion ratio approximately of 4.82 on the shares of the Company’s ordinary share). Each eligible shareholder of record on the Closing Date, including preference shares converted into ordinary shares in accordance with the Company’s organizational documents and employees who holds granted share options, received approximately 4.82 shares of ordinary share for each share of ordinary share then held or as converted. The increase in the number of ordinary shares outstanding due to the capital recapitalization are adjusted retrospectively in the calculation of basic and diluted loss per share for all periods presented based on the new number of shares. Shares outstanding for the years have been restated for the 10-for-1 reverse stock split effective April 15, 2024.
Note 2:	Convertible preference shares and private warrants were excluded in the computation of diluted loss per share for the six months period ended June 30, 2024. The number of shares that were excluded from the loss per share calculation above for the six months periods ended June 30, 2024 could be dilutive in the future were 3,913,134.